Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
October 31, 2023

The Equity Specialists

DAVIS RESEARCH FUND
Schedule of Investments
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (96.07%)
COMMUNICATION SERVICES – (7.76%)
Media & Entertainment – (7.76%)
Alphabet Inc., Class C *	3,680	$461,104
IAC Inc. *	9,670	411,459
iQIYI, Inc., Class A, ADR (China) *	34,940	162,820
Liberty Media Corp., Liberty Formula One, Series A *	9,590	551,904
Liberty Media Corp., Liberty Formula One, Series C *	11,210	725,175
Meta Platforms, Inc., Class A *	6,015	1,812,139
Total Communication Services		4,124,601
CONSUMER DISCRETIONARY – (15.65%)
Consumer Discretionary Distribution & Retail – (10.92%)
Alibaba Group Holding Ltd., ADR (China) *	1,900	156,826
Amazon.com, Inc. *	30,870	4,108,488
JD.com, Inc., Class A, ADR (China)	9,563	243,092
Naspers Ltd. - N (South Africa)	1,334	208,239
Prosus N.V., Class N (Netherlands)	21,506	601,428
RH *	2,240	488,230
		5,806,303
Consumer Durables & Apparel – (2.21%)
Fila Holdings Corp. (South Korea)	21,840	578,120
Skechers USA, Inc., Class A *	12,400	597,928
		1,176,048
Consumer Services – (2.52%)
Delivery Hero SE (Germany) *	15,045	381,581
Meituan, Class B (China) *	19,500	275,608
MGM Resorts International *	19,460	679,543
		1,336,732
Total Consumer Discretionary		8,319,083
CONSUMER STAPLES – (0.40%)
Food, Beverage & Tobacco – (0.40%)
Darling Ingredients Inc. *	4,840	214,364
Total Consumer Staples		214,364
FINANCIALS – (34.20%)
Banks – (10.41%)
Danske Bank A/S (Denmark)	66,130	1,549,244
DBS Group Holdings Ltd. (Singapore)	46,066	1,105,261
DNB Bank ASA (Norway)	14,030	252,820
Fifth Third Bancorp	18,150	430,337
U.S. Bancorp	23,335	743,920
Wells Fargo & Co.	36,585	1,454,985
		5,536,567
Financial Services – (17.76%)
Capital Markets – (5.44%)
Bank of New York Mellon Corp.	31,500	1,338,750
Julius Baer Group Ltd. (Switzerland)	26,400	1,555,587
		2,894,337
Consumer Finance – (2.75%)
Capital One Financial Corp.	14,405	1,459,083
Financial Services – (9.57%)
Berkshire Hathaway Inc., Class A *	4	2,071,300
Berkshire Hathaway Inc., Class B *	7,365	2,513,895
Rocket Companies, Inc., Class A *	68,020	502,668
		5,087,863
		9,441,283
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (6.03%)
Life & Health Insurance – (2.62%)
AIA Group Ltd. (Hong Kong)	77,550	$672,409
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	140,500	719,983
		1,392,392
Property & Casualty Insurance – (3.41%)
Loews Corp.	11,345	726,193
Markel Group Inc. *	740	1,088,185
		1,814,378
		3,206,770
Total Financials		18,184,620
HEALTH CARE – (4.35%)
Health Care Equipment & Services – (3.60%)
Cigna Group	1,778	549,757
CVS Health Corp.	1,761	121,527
Humana Inc.	500	261,845
Quest Diagnostics Inc.	4,330	563,333
UnitedHealth Group Inc.	780	417,737
		1,914,199
Pharmaceuticals, Biotechnology & Life Sciences – (0.75%)
Viatris Inc.	44,980	400,322
Total Health Care		2,314,521
INDUSTRIALS – (8.52%)
Capital Goods – (8.52%)
AGCO Corp.	370	42,424
Carrier Global Corp.	4,480	213,517
Eaton Corp. plc	7,423	1,543,316
Ferguson plc	4,520	677,389
Johnson Controls International plc	4,928	241,571
Owens Corning	3,330	377,522
Schneider Electric SE (France)	9,365	1,436,623
Total Industrials		4,532,362
INFORMATION TECHNOLOGY – (24.53%)
Semiconductors & Semiconductor Equipment – (11.02%)
Applied Materials, Inc.	14,895	1,971,353
Intel Corp.	52,761	1,925,776
Lam Research Corp.	1,228	722,334
Texas Instruments Inc.	8,750	1,242,588
		5,862,051
Software & Services – (12.49%)
Microsoft Corp.	8,673	2,932,428
Oracle Corp.	12,270	1,268,718
SAP SE, ADR (Germany)	18,190	2,437,460
		6,638,606
Technology Hardware & Equipment – (1.02%)
Samsung Electronics Co., Ltd. (South Korea)	10,930	541,422
Total Information Technology		13,042,079
MATERIALS – (0.66%)
Teck Resources Ltd., Class B (Canada)	9,940	351,280
Total Materials		351,280
TOTAL COMMON STOCK – (Identified cost $31,740,687)		51,082,910

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
October 31, 2023 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (3.86%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (a)	$1,207,000	$1,207,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (b)	845,000	845,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,052,000)		2,052,000
Total Investments – (99.93%) – (Identified cost $33,792,687)		53,134,910
Other Assets Less Liabilities – (0.07%)		39,074
Net Assets – (100.00%)		$53,173,984

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 10/31/23, repurchase value of $1,207,178 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.00%, 05/01/35-01/01/59, total market value $1,231,140).
(b)
Dated 10/31/23, repurchase value of $845,124 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value $861,900).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND
Notes to Schedule of Investments
October 31, 2023 (Unaudited)
Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Schedule of Investments - (Continued)
October 31, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$4,124,601	$–	$–	$4,124,601
Consumer Discretionary	8,319,083	–	–	8,319,083
Consumer Staples	214,364	–	–	214,364
Financials	18,184,620	–	–	18,184,620
Health Care	2,314,521	–	–	2,314,521
Industrials	4,532,362	–	–	4,532,362
Information Technology	13,042,079	–	–	13,042,079
Materials	351,280	–	–	351,280
Short-Term Investments	–	2,052,000	–	2,052,000
Total Investments	$51,082,910	$2,052,000	$–	$53,134,910
Federal Income Taxes
At October 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$34,016,197

Unrealized appreciation	21,883,327
Unrealized depreciation	(2,764,614)
Net unrealized appreciation	$19,118,713